Balance Sheet Components - Accrued and other current liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Balance Sheet Components
Payroll and related expenses	$ 9,830	$ 10,038	$ 6,635
Accrued payables	7,853	6,319	2,233
Other taxes payable	3,399	158
Current portion of interest payable	3,395	6,915	2,944
Professional fees	444	499	479
Royalty and license fee	60	58	37
Product warranty	64	55	64
Other	107	72	104
Accrued and other current liabilities	$ 25,152	$ 23,956	$ 12,496